Expense Example - YieldMax(R) Top Ten ETFs [Member]	Feb. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	$ 438